March 7, 1997



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Transamerica Occidental Life Insurance Company and Transamerica Occidental Life Separate Account VA-2L (File No. 33-49998)

Dear Commissioner:

On behalf of Transamerica Occidental Life Insurance Company and Transamerica Occidental Life Separate Account VA-2L ("separate account"), incorporated by reference are the annual reports for the underlying funds of the separate account for filing with the Securities and Exchange Commission, pursuant to Rule 30b2-1 under the Investment Company Act of 1940 ("Act"). The funds are as follows: the Dreyfus Stock Index Fund, the Dreyfus Socially Responsible Growth Fund, Money Market, Managed Assets, Zero Coupon 2000, Quality Bond, Small Cap, Capital Appreciation, Growth and Income, International Equity, International Value, Disciplined Stock and Small Company Stock.

These annual reports are for the period ending December 31, 1996, and have been transmitted to contract holders in accordance with Rule 30d-2 under the Act.

If you have any questions regarding this filing, please contact the undersigned at (213) 742- 3126.

Very truly yours,


Susan Vivino
Paralegal

cc:      F. Bellamy, Esq.
         R. Fink, Esq.










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                           Socially Responsible                        Stock Index
                           Growth Fund                                 Fund
Entity:                    The Dreyfus Corp.                           The Dreyfus Corp.
File #:                    811-07044                                   811-05719
Date of Filing:            2/20/97                                     2/25/97
Accession #:               0000890064-97-000001                        0000846800-97-00001
CIK #:                     890064                                      846800


                           Capital Appreciation                        Small Cap

Entity:                    The Dreyfus Corp.                           The Dreyfus Corp.
File #:                    811-5125                                    811-5125
Date of Filing:                     3/5/97                                      3/5/97
Accession #:                        000813383-97-000016                         0000813383-97-000011
CIK #:                     813383                                      813383


                           Small Company Stock                         Quality Bond

Entity:                    The Dreyfus Corp.                                    The Dreyfus Corp.
File #:                    811-5125                                    811-5125
Date of Filing:                     3/5/97                                      3/5/97
Accession #:                        0000813383-97-000013                                0000813383-97-000012
CIK #:                     813383                                      813383


                           Zero Coupon                                 Managed Assets

Entity:                    The Dreyfus Corp.                                    The Dreyfus Corp.
File #:                    811-5125                                    811-5125
Date of Filing:                     3/5/97                                      3/5/97
Accession #:                        0000813383-97-000009                                0000813383-97-000010
CIK #:                     813383                                      813383




                           International Equity                                         Growth and Income

Entity:                    The Dreyfus Corp.                                            The Dreyfus Corp.
File #:                    811-5125                                             811-5125
Date of Filing:                     3/5/97                                              3/5/97
Accession #:                        0000813383-97-000008                                         0000813383-97-000006
CIK #:                     813383                                               813383


                           International Value                                          Disciplined Stock

Entity:                    The Dreyfus Corp.                                            The Dreyfus Corp.
File #:                    811-5125                                             811-5125
Date of Filing:                     3/5/97                                              3/5/97
Accession #:                        0000813383-97-000015                                         0000813383-97-000014
CIK #:                     813383                                               813383


                           Money Market

Entity:                    The Dreyfus Corp.
File #:                    811-5125
Date of Filing:                     3/5/97
Accession #:                        0000813383-97-000007
CIK #:                     813383


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